Subsequent Events (Details) - $ / shares				1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 24, 2015	Sep. 22, 2014	Jul. 31, 2013	Jul. 08, 2015	Nov. 30, 2013	Aug. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Mar. 25, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Warrants exercise price description								On September 22, 2014, the warrants issued had the exercise price reduced to $25.00 per share with a further exercise price reduction to be 80% of the 10 day average volume weighted exercise price for the ten trading days prior to March 24, 2015. On March 24, 2015 the warrant exercise price was reduced to $5.50 per share.
Warrants, Exercise price		$ 25.00
Common Stock, Shares Authorized							4,000,000	4,000,000		200,000,000
Reverse stock split							1-for-50
Common stock, shares outstanding							2,463,876	2,282,120		1,451,080
Exercise price per share							$ 17.81
Warrants [Member]
Subsequent Event [Line Items]
Warrants, Exercise price			$ 37.50		$ 50.00	$ 37.50
Exercise price per share							$ 17.81	$ 26.94
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercise price description	On March 24, 2015, the Company reduced the exercise price of the 2014 Convertible Notes Warrants from $25.00 per warrant to $5.50 per warrant.
Warrants, Exercise price	$ 0.11
Reverse stock split				1-for-50
Common stock, shares outstanding				2,463,919
Reverse stock split underlying outstanding shares				123,193,755
Subsequent Event [Member] | Stock Option [Member]
Subsequent Event [Line Items]
Reverse stock split underlying outstanding shares				16,951,674
Number of shares underlying outstanding warrants and options				308,464
Subsequent Event [Member] | Stock Option [Member] | Maximum [Member]
Subsequent Event [Line Items]
Weighted average exercise price of the outstanding options				$ 13.61
Subsequent Event [Member] | Stock Option [Member] | Minimum [Member]
Subsequent Event [Line Items]
Weighted average exercise price of the outstanding options				$ 0.27
Subsequent Event [Member] | Warrants [Member]
Subsequent Event [Line Items]
Reverse stock split underlying outstanding shares				15,423,051
Number of shares underlying outstanding warrants and options				339,043
Subsequent Event [Member] | Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Exercise price per share				$ 17.81
Subsequent Event [Member] | Warrants [Member] | Minimum [Member]
Subsequent Event [Line Items]
Exercise price per share				$ 0.36
Subsequent Event [Member] | 2013 Equity Incentive Award Plan [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized									280,000
Increase in common stock authorized shares									420,000